Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 908,038	₩ 810,429
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	508,039	425,235
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	191,019	201,408
Shinhan financial group | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	143,317	143,202
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	57,972	34,334
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,691	6,250
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	975,167	921,373
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	527,349	453,644
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	210,589	227,167
Shinhan financial group | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	151,779	174,702
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	74,892	56,834
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	10,558	9,026
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	824,803	697,271
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	479,121	403,195
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	162,595	143,238
Shinhan financial group | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	138,543	124,292
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	39,591	22,045
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	4,953	4,501
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	932,817	799,676
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	504,948	453,644
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	210,589	143,238
Shinhan financial group | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	139,562	139,617
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	67,160	56,834
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	10,558	6,343
Shinhan Bank [Member] | Average
Market risk management from trading positions [Line Items]
Value at risk	47,925	43,957
Shinhan Bank [Member] | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	21,208	22,559
Shinhan Bank [Member] | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	18,136	12,118
Shinhan Bank [Member] | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	24,727	39,282
Shinhan Bank [Member] | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	161	131
Shinhan Bank [Member] | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	15	17
Shinhan Bank [Member] | Maximum
Market risk management from trading positions [Line Items]
Value at risk	81,553	57,462
Shinhan Bank [Member] | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	32,430	29,748
Shinhan Bank [Member] | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	49,424	25,701
Shinhan Bank [Member] | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	29,085	45,738
Shinhan Bank [Member] | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	325	511
Shinhan Bank [Member] | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	104	61
Shinhan Bank [Member] | Minimum
Market risk management from trading positions [Line Items]
Value at risk	31,482	38,026
Shinhan Bank [Member] | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	12,709	16,194
Shinhan Bank [Member] | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	8,171	1,976
Shinhan Bank [Member] | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	22,259	34,162
Shinhan Bank [Member] | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	60	30
Shinhan Bank [Member] | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0	0
Shinhan Bank [Member] | December 31
Market risk management from trading positions [Line Items]
Value at risk	47,952	54,290
Shinhan Bank [Member] | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	28,313	18,797
Shinhan Bank [Member] | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	15,386	22,212
Shinhan Bank [Member] | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	25,910	34,294
Shinhan Bank [Member] | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	212	261
Shinhan Bank [Member] | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	10	24
Shinhan Bank [Member] | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(21,879)	(21,298)
Shinhan Card | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,417	1,257
Shinhan Card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,417	1,257
Shinhan Card | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,000	1,972
Shinhan Card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,000	1,972
Shinhan Card | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,000	768
Shinhan Card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,000	768
Shinhan Card | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,000	1,269
Shinhan Card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,000	1,269
Shinhan Investment
Market risk management from trading positions [Line Items]
Value at risk		9,013
Shinhan Investment | Average
Market risk management from trading positions [Line Items]
Value at risk	38,262	74,821
Shinhan Investment | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	13,725	7,563
Shinhan Investment | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	31,330	64,107
Shinhan Investment | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	4,107	5,992
Shinhan Investment | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	9,889	9,200
Shinhan Investment | Maximum
Market risk management from trading positions [Line Items]
Value at risk	85,597	128,261
Shinhan Investment | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	20,857	14,314
Shinhan Investment | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	74,421	103,846
Shinhan Investment | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	37,970	13,798
Shinhan Investment | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	31,711	31,810
Shinhan Investment | Minimum
Market risk management from trading positions [Line Items]
Value at risk	5,780	11,174
Shinhan Investment | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	5,671	3,656
Shinhan Investment | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	15,449	6,202
Shinhan Investment | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	368	154
Shinhan Investment | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,504	2,195
Shinhan Investment | December 31
Market risk management from trading positions [Line Items]
Value at risk	36,732	81,658
Shinhan Investment | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	11,946	7,321
Shinhan Investment | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	25,691	43,748
Shinhan Investment | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	4,369	154
Shinhan Investment | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	9,876	31,810
Shinhan Investment | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(15,150)	(1,375)
Shinhan Life Insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	8,765	9,013
Shinhan Life Insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	1,853	2,994
Shinhan Life Insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	5,015	4,084
Shinhan Life Insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	1,581	1,111
Shinhan Life Insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	316	824
Shinhan Life Insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	19,442	19,084
Shinhan Life Insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	8,856	6,410
Shinhan Life Insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	6,520	4,933
Shinhan Life Insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	3,434	2,825
Shinhan Life Insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	632	4,916
Shinhan Life Insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	4,814	2,419
Shinhan Life Insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	313	260
Shinhan Life Insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,374	2,030
Shinhan Life Insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	3	40
Shinhan Life Insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	124	89
Shinhan Life Insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	8,100	5,544
Shinhan Life Insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	600	293
Shinhan Life Insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,978	4,793
Shinhan Life Insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	2,050	352
Shinhan Life Insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	472	₩ 106
Orange Life insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	18,578
Orange Life insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	18,578
Orange Life insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	23,614
Orange Life insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	23,614
Orange Life insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	12,577
Orange Life insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	12,577
Orange Life insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	16,710
Orange Life insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	₩ 16,710